Investments in Real Estate Debt - Summary of Investments in Real Estate Debt (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Position	Dec. 31, 2023 USD ($) Position
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of Positions | Position		1	8
Weighted Average Coupon	[1]	B + 4.75%	B + 4.92%
Weighted Average Maturity Date		2027-06	2028-03	[2]
Cost Basis		$ 956,877	$ 1,657,714
Investments in real estate debt		$ 852,461	$ 1,589,350
CMBS - Floating
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of Positions | Position			6
Weighted Average Coupon	[1]		B + 4.69%
Weighted Average Maturity Date	[2]		2036-10
Cost Basis			$ 206,252
Investments in real estate debt			$ 201,070
Term Loan
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of Positions | Position		1	2
Weighted Average Coupon	[1]	B + 4.75%	B + 4.95%
Weighted Average Maturity Date		2027-06	2027-01	[2]
Cost Basis		$ 956,877	$ 1,451,462
Investments in real estate debt		$ 852,461	$ 1,388,280

[1]	The symbol “B” refers to the relevant benchmark rates, which includes one-month Secured Overnight Financing Rate (“SOFR”), three-month Bank Bill Swap Bid Rate (“BBSY”) and Sterling Overnight Index Average (“SONIA”) as applicable to each security and loan.
[2]	Weighted average maturity date is based on the fully extended maturity date of the underlying collateral.